Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2026
Information about Changes in Fair Value of Level 3 Assets Pertaining to Instruments Carried at Fair Value
The following table summarizes certain additional information about changes in the fair value of Level 3 assets pertaining to instruments carried at fair value for the fiscal years ended March 31, 2025 and March 31, 2026:

Particulars	As of March 31, 2025
	(In millions)
Beginning balance at April 1, 2024	Rs.	160,865.0
Total gains or losses (realized/unrealized)
— Included in net income		5,864.3
— Included in other comprehensive income		1,351.8
Purchases/additions		65,272.1
Sales		(546.6)
Issuances		—
Settlements		(83,818.7)
Transfers into Level 3		209.6
Transfers out of Level 3		—
Foreign currency translation adjustment		—

Ending balance at March 31, 2025	Rs.	149,197.5

Total amount of gains/ (losses) included in net income attributable to change in unrealized gains/ (losses) relating to assets still held at reporting date	Rs	5,830.7

Change in unrealized gains/ (losses) for the period included in other comprehensive income for assets held at the end of the reporting period	Rs	433.0

Particulars	As of March 31, 2026
	(In millions)
Beginning balance at April 1, 2025		Rs. 149,197.5
Total gains or losses (realized/unrealized)
— Included in net income		12,882.0
— Included in other comprehensive income		(625.2)
Purchases/additions		80,097.8
Sales		(6,164.5)
Issuances		—
Settlements		(67,372.2)
Transfers into Level 3		37,600.3
Transfers out of Level 3		(650.2)
Foreign currency translation adjustment		—

Ending balance at March 31, 2026		Rs. 204,965.5

Total amount of gains/ (losses) included in net income attributable to change in unrealized gains/ (losses) relating to assets still held at reporting date	Rs	13,893.9

Change in unrealized gains/ (losses) for the period included in other comprehensive income for assets held at the end of the reporting period	Rs	(621.8)

Investments
Fair Value Measured on Recurring Basis
The following table summarizes investments measured at fair value on a recurring basis as of March 31, 2025, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
			(In millions)
Assets
Trading account securities	Rs.	625,388.5	Rs.	336,658.0	Rs.	253,739.6	Rs.	34,990.9
Securities available-for-sale		9,910,174.3		1,435,936.2		8,360,598.9		113,639.2
Equity securities(*)		129,984.8		20,404.1		109,013.3		567.4
Separate Account Assets		1,016,281.4		873,154.4		143,127.0		—

Total	Rs.	11,681,829.0	Rs.	2,666,152.7	Rs.	8,866,478.8	Rs.	149,197.5

Liabilities
Liabilities on policies in force		482.9		—		482.9		—

Total	Rs.	482.9	Rs.	—	Rs.	482.9	Rs.	—

(*)	Equity securities classified within other assets.
The following table summarizes financial assets and financial liabilities measured at fair value on a recurring basis as of March 31, 2026, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
			(In millions)
Assets
Trading account securities	Rs.	848,427.6	Rs.	388,678.9	Rs.	409,980.5	Rs.	49,768.2
Securities available-for-sale		10,247,500.8		262,623.5		9,871,669.4		113,207.9
Equity securities ( * )		48,067.3		20,369.5		—		27,697.8
Other securities (**)		19,600.3		5,308.7		—		14,291.6
Separate Account Assets		1,051,916.1		814,016.6		237,899.5		—

Total	Rs.	12,215,512.1	Rs.	1,490,997.2	Rs.	10,519,549.4	Rs.	204,965.5

Total	US$	130,187.7	US$	15,890.4	US$	112,112.9	US$	2,184.4

Liabilities
Liabilities on policies in force		211.8		—		211.8		—

Total	Rs.	211.8	Rs.	—	Rs.	211.8	Rs.	—

Total	US$	2.3	US$	—	US$	2.3	US$	—

(*)	Equity securities classified within other assets.
(**)	Other securities classified within other assets include security receipts, alternative investment funds, pass-through certificates and others.

Derivative
Fair Value Measured on Recurring Basis
The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2025, segregated by the level of valuation inputs within the fa ir v
alue hierarchy:

Fair Value Measurements Using
Particulars	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
(In millions)
Derivative assets	Rs. 179,812.4	Rs. —	Rs. 179,812.4	Rs. —
Derivative liabilities	Rs. 143,566.1	Rs. —	Rs. 143,566.1	Rs. —
The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2026, segregated by the level of valuation inputs within the fair value hierarchy:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)
Derivative assets	Rs.	624,206.5	Rs.	—	Rs.	624,206.5	Rs.	—
Derivative liabilities	Rs.	578,276.3	Rs.	—	Rs.	578,276.3	Rs.	—